Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 1,017,750	$ 3,948,741	$ 2,175,598	$ 5,814,923	$ 1,459,011	$ 10,273,098
Administrative expenses – related party	60,000	60,000	120,000	120,000	86,667	240,000
Loss from operations	(1,077,750)	(4,008,741)	(2,295,598)	(5,934,923)	(1,545,678)	(10,513,098)
Change in fair value of forward purchase options liabilities	344,886		154,777			(36,447)
Change in fair value of non redemption agreements liabilities	22,681		22,681
Loss in connection with non redemption agreements	(130,418)		(130,418)
Income from investments held in Trust Account	439,819	270,074	941,320	290,215	5,484	2,165,194
Net loss	$ (400,782)	$ (3,738,667)	$ (1,307,238)	$ (5,644,708)	(1,540,194)	(8,679,681)
Other income (expenses):
Loss on Forward Purchase Agreement						(295,330)
Total other income					$ 5,484	$ 1,833,417
Class A Ordinary Shares
Other income (expenses):
Basic and diluted weighted average shares outstanding (in Shares)	4,388,829	20,655,000	4,840,421	20,655,000	8,961,092	18,677,398
Basic and diluted net loss per share (in Dollars per share)	$ (0.04)	$ (0.14)	$ (0.12)	$ (0.21)	$ (0.1)	$ (0.34)
Class B Ordinary Shares
Other income (expenses):
Basic and diluted weighted average shares outstanding (in Shares)	6,161,172	6,666,667	6,412,523	6,666,667	6,482,052	6,666,667
Basic and diluted net loss per share (in Dollars per share)	$ (0.04)	$ (0.14)	$ (0.12)	$ (0.21)	$ (0.1)	$ (0.34)